Investments in Companies Accounted for at Equity - Schedule of Statements of Financial Position of TSG (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
TSG [Member]
Schedule of Statements of Financial Position of TSG [Line Items]
Current assets	$ 102,293	$ 64,853
Non-current assets	108,131	79,473
Current liabilities	(64,710)	(40,853)
Non-current liabilities	(56,941)	(59,236)
Net assets	88,773	44,237
Accumulated cost of share-based payment	(5,676)	(4,293)
Total equity attributed to shareholders	$ 83,097	$ 39,944
Total equity attributed to shareholders percentage	37.33%	42.71%
Share of equity	$ 31,020	$ 17,060
Excess of fair value over carrying amount	2,862	3,393
Total investment carrying amount	33,882	20,453
Other Investments [Member]
Schedule of Statements of Financial Position of TSG [Line Items]
Current assets	81,166	84,796
Non-current assets	1,256	597
Current liabilities	(44,607)	(45,763)
Non-current liabilities	(282)	(186)
Net assets	37,533	39,444
Accumulated cost of share-based payment	(3,949)
Total equity attributed to shareholders	$ 33,584	$ 39,444
Total equity attributed to shareholders percentage	21.45%	21.45%
Share of equity	$ 7,204	$ 8,461
Excess of fair value over carrying amount	6,487	8,724
Total investment carrying amount	$ 13,691	$ 17,185